World Omni Auto Receivables Trust 2009-A	Exhibit 99.1
Monthly Servicer Certificate
July 31, 2009

Dates Covered
Collections Period	07/01/09—07/31/09
Interest Accrual Period	07/15/09—08/16/09
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/09

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/09	793,056,383.23	41,248
Yield Supplement Overcollaterization Amount at 06/30/09	55,653,986.08	0

Receivables Balance at 06/30/09	848,710,369.31	41,248
Principal Payments	21,446,219.35	341
Defaulted Receivables	925,648.43	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollaterization Amount at 07/31/09	53,458,906.35	0

Pool Balance at 07/31/09	772,879,595.18	40,865

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	909,227,338.10	42,231
Delinquent Receivables:
Past Due 31-60 days	5,353,112.39	237
Past Due 61-90 days	1,275,962.00	56
Past Due 91 + days	659,254.64	27

Total	7,288,329.03	320

Total 31+ Delinquent as % Ending Pool Balance	0.94%

Recoveries	518,885.21

Aggregate Net Losses—Jul 2009	406,763.22

Overcollateralization Target Amount	27,050,785.83

Actual Overcollateralization	27,050,785.83

Weighted Average APR	4.60%
Weighted Average APR, Yield Adjusted	7.83%
Weighted Average Remaining Term	55.56

Flow of Funds	$ Amount
Collections	25,308,041.56
Advances	2,619.48
Investment Earnings on Cash Accounts	8,818.92
Servicing Fee	(707,258.64)

Available Funds	24,612,221.32

Distributions of Available Funds
(1) Class A Interest	1,926,619.49
(2) Noteholders' First Priority Principal Distributable Amount	0.00
(3) Class B Interest	0.00
(4) Noteholders' Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,744,721.49
(7) Distribution to Certificateholders	1,940,880.34

Total Distributions of Available Funds	24,612,221.32

Servicing Fee	707,258.64
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	78,389,000.00

Total Class A & B
Note Balance @ 07/15/09	766,573,530.84
Principal Paid	20,744,721.49
Note Balance @ 08/17/09	745,828,809.35

Class A-1
Note Balance @ 07/15/09	101,184,530.84
Principal Paid	20,744,721.49
Note Balance @ 08/17/09	80,439,809.35
Note Factor @ 08/17/09	49.3495763%

Class A-2
Note Balance @ 07/15/09	192,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/09	192,000,000.00
Note Factor @ 08/17/09	100.0000000%

Class A-3
Note Balance @ 07/15/09	248,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/09	248,000,000.00
Note Factor @ 08/17/09	100.0000000%

Class A-4
Note Balance @ 07/15/09	147,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/09	147,000,000.00
Note Factor @ 08/17/09	100.0000000%

Class B
Note Balance @ 07/15/09	78,389,000.00
Principal Paid	0.00
Note Balance @ 08/17/09	78,389,000.00
Note Factor @ 08/17/09	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,926,619.49
Total Principal Paid	20,744,721.49

Total Paid	22,671,340.98

Class A-1
Coupon	1.62173%
Interest Paid	150,419.49
Principal Paid	20,744,721.49

Total Paid to A-1 Holders	20,895,140.98

Class A-2
Coupon	2.88000%
Interest Paid	460,800.00
Principal Paid	0.00

Total Paid to A-2 Holders	460,800.00

Class A-3
Coupon	3.33000%
Interest Paid	688,200.00
Principal Paid	0.00

Total Paid to A-3 Holders	688,200.00

Class A-4
Coupon	5.12000%
Interest Paid	627,200.00
Principal Paid	0.00

Total Paid to A-4 Holders	627,200.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3257425
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.0422464

Total Distribution Amount	27.3679889

A-1 Interest Distribution Amount	0.9228190
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	127.2682300

Total A-1 Distribution Amount	128.1910490

A-2 Interest Distribution Amount	2.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.4000000

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	4.2666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.2666667

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	—
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/09	69,707.29
Balance as of 07/31/09	72,326.77
Change	2,619.48

Reserve Account
Balance as of 07/15/09	2,118,681.41
Investment Earnings	710.51
Investment Earnings Paid	(710.51)
Deposit/(Withdrawal)	0.00
Balance as of 08/17/09	2,118,681.41
Change	—

Required Reserve Amount	2,118,681.41